Document and Entity Information	6 Months Ended
Feb. 28, 2021 shares
Document Information [Line Items]
Amendment Flag	false
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2021
Document Period End Date	Feb. 28, 2021
Document Type	6-K
Current Fiscal Year End Date	--08-31
Entity Central Index Key	0000932872
Entity Registrant Name	SHAW COMMUNICATIONS INC
ifrs Common Class A [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	22,372,064
ifrs Common Class B [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	477,422,784
ifrs Series A Preferred Stock [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	10,012,393
ifrs Series B Preferred Stock [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	1,987,607